March 2, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-8629

RE:    Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 98
File Numbers 002-35570, 811-01944

Dear Ms. Roberts,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”). The Amendment is an annual update, in which the Registrant updated performance data and some strategy and risk language.

This post-effective amendment is being filed to add class 2 shares to the following accounts: Bond and Mortgage Securities Account, International Emerging Market Account, LargeCap Growth Account I, LargeCap S&P 500 Account, and LargeCap Value Account. The Registrant will update other data in a filing pursuant to Rule 485(b), including for example, expense tables, expense examples, portfolio manager SAI disclosure, and 5% and 25% ownership information.

Please note that shareholders in the LargeCap Blend Account II, the SmallCap Growth Account II, and the SmallCap Value Account I (the “target funds”) are being asked to approve the acquisition of each target fund by the Principal Capital Appreciation Account, the SmallCap Blend Account, and the SmallCap Blend Account, respectively (the “destination funds”). The Registrant has included the target funds in this filing because the shareholders have not yet approved the mergers. However, if the shareholders approve the mergers, the Registrant will not include the target funds in the filing pursuant to Rule 485(b) under the 1933 Act because the target funds will have been acquired by the effective date of the registration statement amendment.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-248-2821, Jennifer Mills at 515-235-9154, or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Greg Reymann
Greg Reymann
Assistant Counsel, Registrant